Oil and Gas Assets (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Company Oil and Gas Assets
Balance		$ 2,276,552	$ 2,527,249	$ 2,661,264
Additions		3,518,388	1,141,503	1,851,938
Asset retirement obligations	34,157	34,157	34,000
Depletion		(24,953)	(98,335)	(470,841)
Impairment			(753,865)	(1,059,297)
Abandonments	(318,800)	(318,800)		(455,815)
Dispositions			(540,000)
Ending Balance	5,485,344	5,485,344	2,276,552	2,527,249
Support facilities and equipment [Member]
Summary of Company Oil and Gas Assets
Balance		138,081	114,495	127,965
Additions		141,720	40,424
Depreciation		(11,752)	(16,838)	(13,470)
Impairment
Ending Balance	$ 268,049	$ 268,049	$ 138,081	$ 114,495